Supplement dated January 30, 2014
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2013

(as supplemented on May 9, 2013, June 14, 2013, November 19, 2013, and November 22, 2013)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

Principal Lifetime Strategic Income Account
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime Strategic Income Account Principal LifeTime Strategic Income Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.54%
Net Expenses (as a percentage of Assets)	0.61%

Under the Example heading, delete the table and substitute:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime Strategic Income Account Principal LifeTime Strategic Income Account Class 1	62	195	340	762

Principal Lifetime 2010 Account
PRINCIPAL LIFETIME 2010 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2010 Account Principal LifeTime 2010 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.58%
Net Expenses (as a percentage of Assets)	0.64%

Under the Example heading, delete the table and substitute:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2010 Account Principal LifeTime 2010 Account Class 1	65	205	357	798

Principal Lifetime 2020 Account
PRINCIPAL LIFETIME 2020 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2020 Account Principal LifeTime 2020 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.63%
Net Expenses (as a percentage of Assets)	0.67%

Under the Example heading, delete the table and substitute:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2020 Account Principal LifeTime 2020 Account Class 1	68	214	373	835

Principal Lifetime 2030 Account
PRINCIPAL LIFETIME 2030 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2030 Account Principal LifeTime 2030 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.65%
Net Expenses (as a percentage of Assets)	0.70%

Under the Example heading, delete the table and substitute:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2030 Account Principal LifeTime 2030 Account Class 1	72	224	390	871

Principal Lifetime 2040 Account
PRINCIPAL LIFETIME 2040 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2040 Account Principal LifeTime 2040 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.67%
Net Expenses (as a percentage of Assets)	0.75%

Under the Example heading, delete the table and substitute:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2040 Account Principal LifeTime 2040 Account Class 1	77	240	417	930

Principal Lifetime 2050 Account
PRINCIPAL LIFETIME 2050 ACCOUNT
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses	PVC Contract Funds Prospectus Principal Lifetime 2050 Account Principal LifeTime 2050 Account Class 1
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.70%
Net Expenses (as a percentage of Assets)	0.81%

Under the Example heading, delete the table and substitute:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PVC Contract Funds Prospectus Principal Lifetime 2050 Account Principal LifeTime 2050 Account Class 1	83	259	450	1,002

Strategic Asset Management Conservative Balanced Portfoilio Account
STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses PVC Contract Funds Prospectus Strategic Asset Management Conservative Balanced Portfoilio Account	Strategic Asset Management Conservative Balanced Portfolio Account Class 1	Strategic Asset Management Conservative Balanced Portfolio Account Class 2
Management Fees (as a percentage of Assets)	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Acquired Fund Fees and Expenses	0.64%	0.64%
Net Expenses (as a percentage of Assets)	0.88%	1.13%

Under the Example heading, delete the table and substitute:
Expense Example PVC Contract Funds Prospectus Strategic Asset Management Conservative Balanced Portfoilio Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Asset Management Conservative Balanced Portfolio Account Class 1	90	281	488	1,084
Strategic Asset Management Conservative Balanced Portfolio Account Class 2	115	359	622	1,375

Strategic Asset Management Balanced Portfolio Account
STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Under the Annual Account Operating Expenses heading, delete the table and substitute:
Annual Fund Operating Expenses PVC Contract Funds Prospectus Strategic Asset Management Balanced Portfolio Account	Strategic Asset Management Balanced Portfolio Account Class 1	Strategic Asset Management Balanced Portfolio Account Class 2
Management Fees (as a percentage of Assets)	0.23%	0.23%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	none	none
Acquired Fund Fees and Expenses	0.68%	0.68%
Net Expenses (as a percentage of Assets)	0.91%	1.16%

Under the Example heading, delete the table and substitute:
Expense Example PVC Contract Funds Prospectus Strategic Asset Management Balanced Portfolio Account (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Strategic Asset Management Balanced Portfolio Account Class 1	93	290	504	1,120
Strategic Asset Management Balanced Portfolio Account Class 2	118	368	638	1,409